Borrowings - Summary of Assets Pledges as Collateral (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	₩ 4,672,892
Book value [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,144,009
Property, plant and equipment including investment property [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	4,537,287
Property, plant and equipment including investment property [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,008,404
Trade accounts and notes receivables, net [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	120,161
Trade accounts and notes receivables, net [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	120,161
Financial Instruments [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	15,444
Financial Instruments [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	₩ 15,444